Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets Explanatory [Abstract]
Disclosure of intangible assets and goodwill [text block]

18 Intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar items	Service concession arrangements	Intangible assets in progress and advances	Other intangible assets	Intangible assets with finite useful lives	Intangible assets with indefinite useful lives – Goodwill	Total
2017
Net book amount at the beginning of the year	1,092	255	259	31	148	164	1,949	1,320	3,269
Additions	91	5	17	1	60	17	191		191
Amortization	(65)	(110)	(84)	(2)		(25)	(286)		(286)
Net (impairments) reversals	18						18		18
Write-off	(24)						(24)		(24)
Currency translation differences	(115)		(1)			(2)	(118)	(23)	(141)
Other changes	(2)	32	49		(74)	(14)	(9)	(93)	(102)
Net book amount at the end of the year	995	182	240	30	134	140	1,721	1,204	2,925
Gross book amount at the end of the year	1,504	2,485	1,466	52	140	1,101	6,748
Provisions for amortization and impairments	509	2,303	1,226	22	6	961	5,027
2016
Net book amount at the beginning of the year	735	363	276	32	148	166	1,720	1,314	3,034
Additions	15	6	26	1	49	16	113		113
Amortization	(18)	(113)	(81)	(2)		(39)	(253)		(253)
Net (impairments) reversals	385					4	389		389
Write-off	(61)						(61)		(61)
Currency translation differences	36					(4)	32	6	38
Other changes		(1)	38		(49)	21	9		9
Net book amount at the end of the year	1,092	255	259	31	148	164	1,949	1,320	3,269
Gross book amount at the end of the year	2,216	2,462	1,467	52	153	2,599	8,949
Provisions for amortization and impairments	1,124	2,207	1,208	21	5	2,435	7,000

Exploration rights of  €995 million (€1,092 million at December 31, 2016) comprised the residual book value of license and leasehold property acquisition costs relating to areas with proved reserves, which are amortized based on the UOP criteria and are regularly reviewed for impairment. Furthermore, they include the cost of unproved areas which are suspended pending a final determination of the success of the exploratory activity or until management confirms its commitment to the initiative. Capital expenditures of €91 million in the year (€15 million in 2016) related to signature bonus for the acquisition of new exploration acreage in Cyprus, Myanmar, Ivory Coast and the Isatay block in Kazhakstan.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2017	December 31, 2016
Proved licence and leasehold property acquisition costs	403	497
Unproved licence and leasehold property acquisition costs	586	579
Other mineral interests	6	16
	995	1,092

Concessions, licenses, trademarks and similar items for €182 million (€255 million at December 31, 2016) primarily comprised transmission rights for natural gas imported from Algeria of  €141 million (€223 million at December 31, 2016).

Industrial patents and intellectual property rights of  €240 million (€259 million at December 31, 2016) related to Eni gas e luce SpA for €121 million and Eni SpA for €108 million (€235 million at December 31, 2016) and essentially concerned costs for the acquisition and internal development of software and rights for the use of production processes and software.

Intangible assets in progress and advances of  €134 million (€148 million at December 31, 2016) related for €78 million (€89 million at December 31, 2016) to capital expenditures in progress on natural gas pipelines for which Eni has acquired transport rights.

Other intangible assets with finite useful lives of  €140 million (€164 million at December 31, 2016) comprised: (i) royalties for the use of licenses by Versalis SpA for €37 million (€40 million at December 31, 2016); (ii) the estimated costs of Eni’s social responsibility projects in relation to oil development programs in Val d’Agri and in the North Adriatic area connected to mineral rights under concession for €35 million (€41 million at December 31, 2016) following commitments made with the Basilicata Region, the Emilia Romagna Region and the Province and Municipality of Ravenna.

Other changes of goodwill of  €93 million in 2017 related to the change in the scope of consolidation due to the sale to third parties of the company Eni Gas & Power NV subsidiary to which included the goodwill deriving from the former acquisition in Belgium of Nuon Belgium NV was allocated.

The criteria adopted by Eni for determining net impairments/reversals and the relevant breakdown by segment are reported in note 19 — Impairment/reversal of tangible and intangible assets.

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP - 33
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 - 33
Service concession arrangements	20 - 33
Other intangible assets	4 - 20

The carrying amount of goodwill at the end of the year was €1,204 million (€1,320 million at December 31, 2016) net of cumulative impairments charges amounting to €2,414 million (€2,524 million at December 31, 2016).

A breakdown of the stated goodwill by operating segment is provided below:

(€ million)	December 31, 2017	December 31, 2016
Gas & Power	932	1,025
Exploration & Production	179	202
Refining & Marketing	93	93
	1,204	1,320

More information about goodwill is reported in note 19 — Impairment/reversal of tangible and intangible assets.